Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes and income tax provision from continuing operations
The significant components of loss before income taxes and the income tax provision from continuing operations are as follows (in millions):

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
United States	$(65.6)	$(231.4)	$(280.3)
Other countries	(145.2)	(110.4)	(178.6)
Loss before income tax	$(210.8)	$(341.8)	$(458.9)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
United States federal:
Current	$(3.2)	$1.4	$(4.9)
Deferred	(47.8)	(180.4)	(46.1)
Total United States federal income taxes	(51.0)	(179.0)	(51.0)
United States state and local:
Current	(0.2)	17.1	2.4
Deferred	(1.1)	4.6	(4.7)
Total United States state and local income taxes	(1.3)	21.7	(2.3)
All other countries:
Current	37.1	44.4	41.5
Deferred	(9.8)	(7.6)	(12.5)
Total all other countries income taxes	27.3	36.8	29.0
Total income tax benefit	$(25.0)	$(120.5)	$(24.3)

Schedule of reconciliation of effective tax rate
Differences between income tax expense reported for financial reporting purposes and tax expense computed based upon the application of the United States federal tax rate to the reported loss before income taxes are as follows (in millions):

	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016
Reconciliation of effective tax rate
Loss before income taxes	$(210.8)		$(341.8)	$(458.9)
Taxes at the statutory rate	(44.9)		(119.7)	(160.6)
Adjusted for:
State taxes, net of the federal benefit	(1.2)		8.7	1.5
Other permanent adjustments	11.3		(5.3)	0.1
Foreign tax rate differential	0.5		13.3	22.1
Change in valuation allowance	41.1		30.5	79.5
Impact of repatriation	(0.7)		7.7	19.8
Uncertain tax positions	0.7		11.3	5.2
Transfer pricing	—		(13.1)	—
Other, net	(2.6)		7.0	8.1
Impact of US tax reform	(29.2)	—	(60.9)	—
Income tax benefit	$(25.0)		$(120.5)	$(24.3)

Schedule of deferred tax assets and liabilities
The tax effect of temporary differences that gave rise to deferred tax assets and liabilities are as follows (in millions):

	As of December 31, 2018	As of December 31, 2017
Deferred tax assets
Liabilities	$107.8	$69.4
Deferred expenditures	73.6	36.8
Employee benefits	45.5	66.9
Tax losses / credits	199.2	259.7
Intangible assets	18.5	20.1
Other	10.8	7.6
	455.4	460.5
Less: valuation allowance	(206.6)	(223.3)
Total deferred tax assets	$248.8	$237.2

Deferred tax liabilities
Property, plant and equipment	$(25.2)	$(17.4)
Intangible assets	(259.7)	(285.9)
Income recognition	(16.3)	—
Other	—	(24.8)
Total deferred tax liabilities	(301.2)	(328.1)
Total net deferred tax liabilities	$(52.4)	$(90.9)

Schedule of unrecognized tax benefits
Changes in the Company’s unrecognized tax benefits are (in millions):

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Beginning of year	$26.3	$21.1	$17.8
Increases from prior period tax positions	1.3	7.6	9.0
Decreases from prior period tax positions	(3.0)	(0.7)	(8.5)
Decreases from statute of limitations expirations	—	—	(0.2)
Increases from current period tax positions	0.2	4.4	4.9
Decreases relating to settlements with taxing authorities	(1.3)	(6.1)	(1.9)
End of year	$23.5	$26.3	$21.1

Summary of operating loss carryforwards
The jurisdictional location of the operating loss carryover is broken out as follows:

	As of December 31, 2018	Range of expiration dates
United States	$68.0	2019 - Indefinite
All other countries	123.0	2019 - Indefinite
Total	$191.0